Unredeemed Capital Expenditure (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Tax Credit Carryforward [Line Items]
Unredeemed capital expenditure		$ 2,179.3	$ 2,531.9
GFI Joint Venture Holdings
Tax Credit Carryforward [Line Items]
Disallowance amount of SARS		1,014.2
Unredeemed capital expenditure	[1]	$ 1,586.0	$ 1,822.6

[1]	During 2014, the South African Revenue Services ("SARS") issued a Finalisation of Audit Letter ("the Audit Letter") stating that SARS had disallowed $1,014.2 million of GFIJVH's recognised capital allowance of $1,586.0 million. The company has not received an assessment from SARS disallowing the $1 014.2 million and the company believes it is more likely than not it has a defendable position over this matter.